Revenue Recognition - Performance Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Amount of revenue recognized	$ 8.4	$ 3.2
Remaining performance obligations	$ 21.2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue Recognition
Percentage of remaining performance obligations as revenue	64.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue Recognition
Percentage of remaining performance obligations as revenue	36.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months